RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Balances and Transactions with Related Parties

c.	Balances with related parties:

	December 31,
	2012	2011

Assets:

Trade	$153	$72
Other current assets	$4	$-

Liabilities:

Trade	$229	$104
Other payables and accrued expenses	$44	$102
Short term loan (see note 8a)	$777	$-
d.	Transactions with related parties:

	Year ended December 31,
	2012	2011	2010

Revenues	$451	$347	$960

Expenses:

Cost of sales	$66	$62	$60

Operating expenses:

Research and development	$198	$193	$185
Sales and marketing	$181	$159	$210
General and administrative	$57	$57	$55